MUTUAL FUND AND VARIABLE INSURANCE TRUST

Rational Equity Armor Fund (formerly, Rational Dividend Capture Fund) Class A: HDCAX Class C: HDCEX Institutional: HDCTX
Rational Strategic Allocation Fund Class A: HBAFX Class C: RHSCX Institutional: RHSIX

January 24, 2020

The information supplements certain disclosures contained in the Prospectus and Statement of Additional Information (“SAI”) for the Funds, each dated December 13, 2019.

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Rational Advisors, Inc. (“Rational”) has changed its address. Rational’s new address is 53 Palmeras St. Suite 601, San Juan, PR 00901. All references to Rational’s address in the Funds’ Prospectus and SAI are hereby revised accordingly.

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You should read this Supplement in conjunction with the Prospectus, any Summary Prospectus and the Statement of Additional Information for the Funds, each dated December 13, 2019, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.